Related Party Transactions - Narrative (Details) - USD ($)		3 Months Ended
	Jun. 17, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Related Party Transactions
Accounts payable and accrued liabilities		$ 1,158,000		$ 1,104,000
Telescope | MSA
Related Party Transactions
Funding period	1 year
Amount of costs incurred		$ 0	$ 100,000